Earnings per share - Calculation of Basic and Diluted EPS (Detail) - GBP (£) £ / shares in Units, £ in Millions, shares in Millions		6 Months Ended
		Jun. 30, 2021	Jun. 30, 2020
Earnings per share [abstract]
Weighted average shares used in basic EPS calculation		1,211.9	1,224.7
EPS		£ 0.209	£ (2.625)	[1]
Weighted average shares used in diluted EPS calculation		1,229.0	1,237.0
Diluted EPS		£ 0.206	£ (2.625)	[1]
Continuing Operation [member]
Earnings per share [abstract]
Earnings	[2]	£ 252.7	£ (3,209.2)	[1]
Weighted average shares used in basic EPS calculation		1,211.9	1,224.7	[1]
EPS		£ 0.209	£ (2.620)	[1]
Diluted earnings		£ 252.7	£ (3,209.2)	[1]
Weighted average shares used in diluted EPS calculation	[3]	1,229.0	1,224.7	[1]
Diluted EPS		£ 0.206	£ (2.620)	[1]
Discontinued operations [member]
Earnings per share [abstract]
Earnings	[2]		£ (6.8)
Weighted average shares used in basic EPS calculation			1,224.7
EPS			£ (0.005)
Diluted earnings			£ (6.8)
Weighted average shares used in diluted EPS calculation	[3]		1,224.7
Diluted EPS			£ (0.005)
Continuing and discontinued operations [member]
Earnings per share [abstract]
Earnings	[2]	£ 252.7	£ (3,216.0)	[1]
Weighted average shares used in basic EPS calculation		1,211.9	1,224.7	[1]
EPS		£ 0.209	£ (2.625)	[1]
Diluted earnings		£ 252.7	£ (3,216.0)	[1]
Weighted average shares used in diluted EPS calculation	[3]	1,229.0	1,224.7	[1]
Diluted EPS		£ 0.206	£ (2.625)	[1]

[1]	Figures have been restated as described in the accounting policies.
[2]	Earnings is equivalent to profit/(loss) for the period attributable to equity holders of the parent.
[3]	In 2020, the weighted average shares used in the basic EPS calculation has also been used for diluted EPS due to the anti- dilutive effect of the weighted average shares calculated for the diluted EPS calculation.